Assets Held for Distribution (Tables)	12 Months Ended
Dec. 31, 2025
Assets Held for Distribution [Abstract]
Schedule of Assets and Liabilities that are Included in the Held for Distribution Categories

The assets and liabilities that are included in the held for distribution categories as at December 31, 2025 are summarized below:

($000s)	December 31, 2025
Assets held for distribution
Mineral interests, property and equipment	83,388
Liabilities held for distribution
Deferred income tax liabilities	(19,908)
63,480